INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET, NET

Intangible assets, net consists of the following:

	As of December 31,
	2025	2024
At cost:
Software platform	$1,012,165	$1,012,165
Less: accumulated amortization	(105,860)	(85,313)
Less: accumulated impairment losses	(906,305)	—

Intangible assets, net	$—	$926,852